DERIVATIVE TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Values for Various Derivatives

A summary of the fair values for the various derivatives at March 31, 2014 and September 30, 2014 is presented below:

	March 31, 2014		September 30, 2014
(Amounts in thousands)	Asset	(Liability)	Asset	(Liability)
Interest rate swaps	$—	$(1,001)	$—	$(639)
Diesel fuel option collars	—	—	—	(8)
Propylene swaps	27		—	(491)

A summary of the fair values for the various derivatives at March 31, 2013 and 2014 is presented below:

	2013		2014
(Amounts in thousands)	Asset	(Liability)	Asset	(Liability)
Interest rate swaps	$—	$(1,082)	$—	$(1,001)
Diesel fuel option collars	55	—	—	—
Foreign exchange forward contracts	—	(3)	—	—
Propylene swaps	—	—	27	—